BACKGROUND AND BASIS OF PRESENTATION (Details) - 12 months ended Dec. 31, 2021	freightRailroad	switchingCompany	Venture	segment
Segment Reporting Information [Line Items]
Number of ventures in developing battery and metal recycling technology | Venture			2
Number of reportable segments | segment				5
Railroad
Segment Reporting Information [Line Items]
Number of segment components	5	1